Consolidated Balance Sheets	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Non-current assets
Right-of-use-assets	$ 4,105,921	$ 5,313,472	$ 4,949,372
Property and equipment	221,172	286,219	388,657
Deferred tax assets	45,562	58,962	47,875
Total Non-current assets	4,372,655	5,658,653	5,385,904
Current assets
Inventories	178,438	230,917	489,062
Trade and other receivables	7,991,266	10,341,500	9,489,266
Cash and cash equivalents	409,464	529,887	3,044,466
Deferred offering costs	25,000	32,353	31,797
Current tax assets			239,407
Total Current assets	9,372,898	12,129,469	13,293,998
Total assets	13,745,553	17,788,122	18,679,902
Non-current liabilities
Deferred tax liabilities			123,810
Borrowings	2,619,525	3,389,927	2,956,727
Total Non-current liabilities	2,619,525	3,389,927	3,080,537
Current liabilities
Trade and other payables	2,746,493	3,554,236	6,574,785
Borrowings	4,069,791	5,266,717	2,121,119
Asset retirement obligation	59,501	77,000	15,000
Provision for income tax	815	1,055
Total Current liabilities	7,620,638	9,861,868	10,161,209
Total liabilities	10,240,163	13,251,795	13,241,746
NET ASSETS	3,505,390	4,536,327	5,438,156
Equity attributable to equity holders of the Company
Share capital	25,609,109	34,208,562	34,208,562
Merger reserve arising from group restructuring	(18,362,500)	(24,455,170)	(24,455,170)
Retained earnings	(3,248,454)	(4,323,727)	(3,854,948)
Translation reserve	(90,773)	(373,120)	(463,787)
Non-controlling interest	(401,992)	(520,218)	3,499
Total equity	3,505,390	4,536,327	5,438,156
Total for all related parties [member]
Current assets
Amount due from related parties	768,730	994,812
Current liabilities
Amount due to related parties	$ 744,038	$ 962,860	$ 1,450,305